Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Contributed surplus [member]	Accumulated other comprehensive income [member]	Total equity reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024	$ 139,080	$ 9,269	$ 1,949	$ (2,944)	$ 8,274	$ (16,007)	$ 131,347
Balance, shares at Dec. 31, 2024	88,963,885
IfrsStatementLineItems [Line Items]
Shares issued from vesting of RSUs	$ 229	(229)			(229)
Shares issued from vesting of RSUs, shares	79,585
Share-based compensation expense		1,508			1,508		1,508
Comprehensive income				(306)	(306)	30,428	30,122
Balance at Jun. 30, 2025	$ 139,309	10,548	1,949	(3,250)	9,247	14,421	162,977
Balance, shares at Jun. 30, 2025	89,043,470
Balance at Dec. 31, 2025	$ 146,166	7,946	1,949	(3,218)	6,677	26,215	179,058
Balance, shares at Dec. 31, 2025	91,962,128
IfrsStatementLineItems [Line Items]
Shares issued from vesting of RSUs	$ 318	(318)			(318)
Shares issued from vesting of RSUs, shares	151,669
Share-based compensation expense		1,148			1,148		1,148
Comprehensive income				1,305	1,305	30,475	31,780
Shares issued from exercise of options	$ 1,987	(885)			(885)		1,102
Shares issued from exercise of options, shares	751,487
Shares issued from vesting of PSUs	$ 359	(359)			(359)
Shares issued from vesting of PSUs, shares	125,000
Balance at Jun. 30, 2026	$ 148,830	$ 7,532	$ 1,949	$ (1,913)	$ 7,568	$ 56,690	$ 213,088
Balance, shares at Jun. 30, 2026	92,990,284